Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 19, 2015
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INTERNATIONAL FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000088053
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 19, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2015
Prospectus Date	rr_ProspectusDate	Dec. 01, 2014